CONVERTIBLE DEBENTURES	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE DEBENTURES

10. CONVERTIBLE DEBENTURES

As of:	March 31, 2023	December 31, 2022
Convertible Debenture	$1,914,222	$-

During the three months ended March 31, 2023, the Company closed a non-brokered private placement of convertible secured promissory notes with a principal amount of $3,098,971, and 3,098,971 Series 1 Shares. The Company received net proceeds of approximately $2,843,310 after an original issue discount of $247,918 and issuance costs of $7,743. Of the $2,843,310 net proceeds, $1,881,765 was allocated to the convertible notes, and $961,545 was allocated to the Series 1 Shares, based on their relative fair values at issuance.

The convertible notes are due as follows: 50% is due 30 days after a Qualifying Transaction (that is, a merger, sale of the Company, initial public offering, or sale of equity instruments with gross proceeds of at least $3,000,000), and 50% is due the earlier of 90 days after a Qualifying Transaction or one year after issuance. The convertible notes bear interest at 8%, or 10% if the lender elects to receive interest payments in kind. The lenders may convert the convertible notes to Common Shares at any time at a conversion price of $6.00.